Income taxes - Schedule of estimate of tax credit realization (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 3,703,864	R$ 4,495,296
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	1,338,555
From 1 to 2 years [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	284,141
From 2 to 3 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	525,531
From 3 to 4 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	342,253
From 4 to 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	204,872
From 5 to 8 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	628,567
From 8 to 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	R$ 379,945